Term Loan - Additional Information (Detail) - USD ($)			1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 02, 2020	Jun. 30, 2017	Jul. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Principal of term loan				$ 30,000,000	$ 30,000,000	$ 30,000,000
Outstanding principal balance				29,652,000	$ 29,061,000	$ 28,346,000
Warrants issued					4,330,420	4,730,420
Debt discount on Perceptive Term Loan				348,000	$ 939,000	$ 1,654,000
Deferred loan commitment cost					200,000
Debt financing costs on issuance					700,000
Debt discount on the Perceptive Term Loan					500,000
Final payment fee					$ 300,000
Final payment fee, percentage					1.10%
Term Loan B remaining borrowing amount					$ 10,000,000
Early payment fee as percentage of Outstanding principal balance						6.00%
Annual decrease in early payment fee as percentage of Outstanding principal balance					1.00%
Early prepayment fee, amount					$ 900,000
Loss on extinguishment of term loan				$ 1,567,000
Minimum
Debt Instrument [Line Items]
Early payment fee as percentage of Outstanding principal balance					3.00%
Perceptive Term Loan
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity		$ 40,000,000
Debt interest rate		8.55%			10.65%
Description of variable rate basis				Three-month LIBOR	Three-month LIBOR
Basis spread on variable rate		2.00%
Principal of term loan		$ 30,000,000
Outstanding principal balance		29,500,000
term loan upfront fee		$ 300,000
Warrants issued					1,654,461
Warrants exercise price					$ 2.5915
Total warrants issued					1,240,846
Allocation of warrants					413,615
Fair value of warrant on issuance					$ 3,000,000
Debt discount on Perceptive Term Loan					2,200,000
Deferred loan commitment cost					800,000
Periodic principal payment					$ 3,800,000
Loan maturity date		Jun. 30, 2017			Jun. 30, 2021
Net cash proceeds as a result of mandatory loan prepayment					$ 300,000
Description of payment terms					(i) 100% of the net cash proceeds received by the Company, (ii) the applicable prepayment premium on the principal amount of the Perceptive Term Loans being so prepaid, (iii) any accrued but unpaid interest on such principal amount of the Perceptive Term Loans being so prepaid less, subject to certain conditions, (iv) costs to acquire or repair fixed or capital assets useful in the business.
Early prepayment, accrued interest and exit fees			$ 1,200,000
SVB Term Loan
Debt Instrument [Line Items]
Debt interest rate	6.75%			3.75%
Principal of term loan	$ 30,000,000
Debt discount on Perceptive Term Loan				$ 300,000
Loan maturity date	Nov. 01, 2025
Description of payment terms				Payments under the SVB Term Loan are for interest only through May 2023, and then 30 monthly principal and interest from June 2023 until maturity.
Debt instrument interest only payments end date	2023-05
Debt instrument principal repayment period	30 months
Debt instrument, final payment amount	$ 2,000,000
Percentage of limitation on pledges of capital stock of foreign subsidiaries	65.00%
Other debt issuance costs				$ 400,000
SVB Term Loan | Minimum
Debt Instrument [Line Items]
Debt instrument prepayment fee percentage	1.00%
SVB Term Loan | Maximum
Debt Instrument [Line Items]
Debt instrument prepayment fee percentage	3.00%
SVB Term Loan | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate	0.50%